Consolidated balance sheets (Parenthetical) - shares	Jun. 30, 2022	Dec. 31, 2021
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	190,254,034	4,775,272
Common stock shares outstanding	190,254,034	4,775,272
Preferred stock shares authorized	200,000,000	200,000,000
Preferred stock shares issued	795,878	795,878
Preferred stock shares outstanding	795,878	795,878